Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

7. Property, plant and equipment, net

Property, plant and equipment, net consists of the following:

	Estimated	As of March 31,
	Useful Life	2021	2022	2022
	(in years)	(INR)	(INR)	(US$)
	(In million)
Plant and machinery (solar power plants)	25-35	101,331	133,394	1,758.2
Leasehold improvements — solar power plant	25-35	5,970	6,297	83.0
Furniture and fixtures	5	13	13	0.2
Vehicles	5	72	83	1.1
Office equipment	1-5	38	125	1.6
Computers	3	96	102	1.3
Leasehold improvements — office	1-3	147	152	2.0
		107,667	140,166	1,847.4
Less: Accumulated depreciation		11,966	15,758	207.7
Less: Accumulated impairment		657	616	8.1
		95,044	123,792	1,631.6
Freehold land*		3,193	3,224	42.5
Construction in progress		10,610	17,316	228.3
Total		108,847	144,332	1,902.4

Depreciation expense on property, plant and equipment was INR 2,808 million, INR 3,165 million and INR 3,639 million (US$48.0 million) for the years ended March 31, 2020, 2021 and 2022, respectively. Refer note 23 for impairment recognized and classification of assets held for sale during the current year.

The Company has received government grants for the construction of rooftop projects amounting to INR 115 million and INR Nil million (US$ Nil million) for the years ended March 31, 2021 and 2022, respectively. The proceeds from these grants have been recorded as a reduction to the carrying value of the related projects.

* Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators.